Contract Liabilities and Advances from Customers - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities [abstract]
Contract liabilities	€ 10,414	€ 16,545
Invoices issued to customers as advances	298,235	246,440
Engineering System, In-vitro Diagnostic and DDS Businesses
Contract liabilities [abstract]
Contract liabilities gross	87,285	111,283
Invoices issued to customers as advances	€ 97,699	€ 94,738